FINANCIAL RISK MANAGEMENT - MARKET RISK - LIQUIDITY RISK (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($) [1]	Dec. 31, 2016 CNY (¥)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Payables for fixed assets and construction-in-progress	¥ 2,214,547	$ 340,370	¥ 1,765,185
Dividends payable	12,893	$ 1,982	15,542
Liquidity risk [member] | Less than 1 year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade and other payables excluding tax payables, employee salary, benefits payables and advances	2,356,953		2,201,483
Payables for fixed assets and construction-in-progress	2,214,547		1,765,185
Dividends payable	¥ 12,893		¥ 15,542

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.